Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 8,319	$ 11,340
Associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	1,227	1,451
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 619	$ 483